PowerShares Exchange-Traded Fund Trust II

3500 Lacey Road, Suite 700

Downers Grove, IL 60515

September 12, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Invesco PowerShares Exchange-Traded Fund Trust II
1933 Act Registration No. 333-138490
1940 Act Registration No. 811-21977
CIK No. 0001378872

Ladies and Gentlemen:

On behalf of PowerShares Exchange-Traded Fund Trust II, we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “Securities Act”), and Rule 497(e) thereunder, and the Investment Company Act of 1940, as amended, exhibits containing eXtensible Business Reporting Language (“XBRL”) interactive data format risk/return summary information that mirrors the risk/return summary information contained in the prospectus, dated August 15, 2014, relating to the PowerShares LadderRite 0-5 Year Corporate Bond Portfolio, as supplemented September 5, 2014, and filed pursuant to Rule 497(e) under the Securities Act.

The purpose of this filing is to submit the data in XBRL format for the PowerShares LadderRite 0-5 Year Corporate Bond Portfolio.

Very truly yours,

POWERSHARES EXCHANGE-TRADED FUND TRUST II

/s/ Anna Paglia

Anna Paglia

Secretary